Note 5 - Property and Equipment (Details) - Property and Equipment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 27,878	$ 42,529	[1]
Less accumulated depreciation	(3,538)	(3,711)	[1]
Net property and equipment	24,340	38,818	[1]
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,049	2,049
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	15 years
Property, plant and equipment, gross	1,143	2,543
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	39 years
Property, plant and equipment, gross	1,056	1,767
Wells and Related Equipment and Facilities [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	5 years
Wells and Related Equipment and Facilities [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	15 years
Wells and Related Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,666	35,326
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	9 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	816	771
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	3 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful lives	5 years
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 148	$ 73

[1]	Recast - Note 2